AllianceBernstein Small/Mid Cap Growth Fund, Inc.

AllianceBernstein Small/Mid Cap Value Fund

Supplement dated August 2, 2012 to the Prospectuses and Summary Prospectuses dated November 1, 2011 offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AllianceBernstein Small/Mid Cap Growth Fund, Inc. and the Prospectus and Summary Prospectus dated March 1, 2012 offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AllianceBernstein Small/Mid Cap Value Fund.

Recently, the Boards of Directors/Trustees of the AllianceBernstein Small/Mid Cap Growth Fund, Inc. and AllianceBernstein Small/Mid Cap Value Fund (each a “Fund” and, together, the “Funds”) approved proposals to change the name of AllianceBernstein Small/Mid Cap Growth Fund, Inc. to AllianceBernstein Discovery Growth Fund, Inc. and to change the name of AllianceBernstein Small/Mid Cap Value Fund to AllianceBernstein Discovery Value Fund. Each Fund’s investment objective, which is long-term growth of capital, will remain the same and each Fund intends to maintain its current investment policies, including the policy of each Fund to invest at least 80% of its net assets in securities of small- and mid-capitalization companies (the “80% policies”). While the Boards have not approved any investment policy changes in connection with the name changes of the Funds, the 80% policies will no longer be required by Rule 35d-1 of the Investment Company Act of 1940, as amended, (the “1940 Act”) as is currently the case, and therefore may be changed by the Boards of Directors/Trustees in the future without providing notice to shareholders as required by Rule 35d-1.

The changes to the Funds’ names, which were designed to afford the Funds greater flexibility in terms of how potential investors categorize them, whether it be as a small-cap service, a mid-cap service or a small/mid cap service, do not require stockholder approval under the 1940 Act. The name changes are expected to be effective on or about November 1, 2012.